Goodwill and Intangible Assets - Goodwill Rollforward (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020
Goodwill changes:
Goodwill, beginning balance	$ 1,452.7	$ 1,362.3	$ 1,307.1
Goodwill acquired during the year	62.9	90.1	55.4
Goodwill adjusted during the year	(0.2)	0.3	(0.2)
Goodwill, ending balance	$ 1,515.4	$ 1,452.7	$ 1,362.3